Mining Interests (Details) - CAD ($) $ in Millions			12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Amount of consideration	$ 150.0		$ 150.0
Impairment charge		$ 81.0
Net estimated recoverable amount		$ 35.0
Pre-tax real discount rate		19.90%
Number of basis points higher than management estimates		100
Cash flow projections which had been 10% lower than management's estimates
Disclosure of detailed information about property, plant and equipment [line items]
Additional Impairment charge		$ 35.0
Cash flow projections which had been 100 basis points higher than management's estimates
Disclosure of detailed information about property, plant and equipment [line items]
Additional Impairment charge		$ 5.8
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Long-term gold price per ounce applied to the cash flow projections (as a percent)		10.00%
Cariboo and Bonanza Ledge properties
Disclosure of detailed information about property, plant and equipment [line items]
Principal subsidiaries percentage			5.00%
Impairment charge	59.0		$ 59.0
Net estimated recoverable amount	$ 435.7		$ 435.7
Pre-tax real discount rate	12.60%		12.60%
Number of basis points higher than management estimates	100		100
Cariboo and Bonanza Ledge properties | Cash flow projections which had been 10% lower than management's estimates
Disclosure of detailed information about property, plant and equipment [line items]
Additional Impairment charge	$ 193.0
Cariboo and Bonanza Ledge properties | Cash flow projections which had been 100 basis points higher than management's estimates
Disclosure of detailed information about property, plant and equipment [line items]
Additional Impairment charge	$ 55.7
Cariboo and Bonanza Ledge properties | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Long-term gold price per ounce applied to the cash flow projections (as a percent)	10.00%
San Antonio and Tintic properties
Disclosure of detailed information about property, plant and equipment [line items]
Gold and silver stream (as a percent)			15.00%